Retirement Plans Projected Estimated Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2014	$ 296.7
Fiscal 2015	275.1
Fiscal 2016	281.7
Fiscal 2017	286.1
Fiscal 2018	290.8
Fiscal Years 2019 – 2023	1,507.8
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2014	11.9
Fiscal 2015	11.6
Fiscal 2016	11.0
Fiscal 2017	10.4
Fiscal 2018	10.2
Fiscal Years 2019 – 2023	$ 46.7